Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (21,840)	$ (22,813)
Income and expense items not involving cash flows:
Depreciation and amortization	1,825	2,271
Stock-based compensation	9,221	11,670
Exchange rate differences	634	369
Realized and unrealized loss on non-designated derivative instruments	33	655
Interest on short-term deposits	167	895
Change in fair value of Forfeiture Shares		(1)
Change in earnout liability	(282)	81
Reduction in the carrying amount of ROU assets	1,025	959
Equity in earnings of investee, net of dividend received	(8)	(1)
Changes in operating assets and liabilities:
Trade accounts receivable	(4,839)	(2,169)
Prepaid expenses and other current assets	2,779	(274)
Inventories	(2,971)	(996)
Other assets	94	15
Trade accounts payable	(333)	(1,569)
Accrued compensation	(1,644)	(1,051)
Other current liabilities	(212)	278
Change in operating lease liabilities	(1,193)	(722)
Other long-term liabilities	40	(20)
Net cash used in operating activities	(17,504)	(12,423)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits	(30,689)	(77,345)
Maturities of short-term deposits	57,062	111,940
Purchase of property and equipment	(374)	(818)
Derivative instruments of non-designated hedges	(30)	(1,315)
Net cash provided by investing activities	25,969	32,462
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of Ordinary Shares		(23,393)
Earnout payment	(1,962)
Exercise of stock options	2,203	460
Net cash provided by (used in) financing activities	241	(22,933)
Effect of exchange rate changes on cash and cash equivalents	(33)	179
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSIT	8,673	(2,715)
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSIT AT THE BEGINNING OF THE PERIOD	27,863	35,423
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSIT AT THE END OF THE PERIOD	36,536	32,708
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalent	35,416	31,588
Restricted deposit	1,120	1,120
Total cash, cash equivalent and restricted deposit	36,536	32,708
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Trade accounts payable on account on property and equipment		94
Operating lease liabilities arising from obtaining operating right-of-use assets and lease modifications	$ 326	$ 607